PRINCIPAL ACCOUNTING POLICIES - Warranty service revenue (Details) ¥ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2020 km	Mar. 31, 2020 CNY (¥) km
Product Warranty Liability [Line Items]
Return period	1 year
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000
Golden Authentication [Member]
Product Warranty Liability [Line Items]
Return period		30 days
Number of years covered by warranty program (in years)	1 year	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000	20,000
Silver Authentication [Member]
Product Warranty Liability [Line Items]
Return period		30 days
Number of years covered by warranty program (in years)		6 months
Number of kilometers covered by warranty program (in kilometers)		10,000
Minimum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)		6 months
Number of kilometers covered by warranty program (in kilometers)		10,000
Maximum
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)		1 year
Number of kilometers covered by warranty program (in kilometers)		20,000
Product Warranty Limit | ¥		¥ 20,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Product Warranty Liability [Line Items]
Performance obligation period	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Minimum
Product Warranty Liability [Line Items]
Performance obligation period	6 months	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Maximum
Product Warranty Liability [Line Items]
Performance obligation period	1 year	1 year